United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Academy Capital Management
Address: 	500 N. Valley Mills Suite 200
	Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Terry Joel Adam JR.
Title:	President
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on February 10, 2008

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	28

Form 13F Information Table Value Total:	$251,210,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]


    FORM 13F INFORMATION TABLE

                     TITLE OF             VALUE    SHRS OR  SH /PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
   NAME OF INSURER     CLASS   CUSSIP    (X$1000)   PRN AMT  PRNCALL  DISCRETION  MANAGERS    SOLE    SHARED   NONE
Allstate Corp          com   020002101       14,666  447,671 SH          sole                 447,671       0       0
American Express Co    com   025816109       10,551  568,813 SH          sole                 568,813       0       0
Berkshire Hathaway     com   084670207        9,735    3,029 SH          sole                   3,029       0       0
Blast Energy Services  com   093440105            1   12,000 SH          sole                  12,000       0       0
Burlington Northern    com   12189t104        5,047   66,660 SH          sole                  66,660       0       0
Citigroup Inc          com   172967101       12,2301,822,595 SH          sole               1,822,595       0       0
Coca-Cola Co.          com   191216100          302    6,675 SH          sole                   6,675       0       0
Comcast Corp           com   20030n200       13,582  840,983 SH          sole                 840,983       0       0
Exxon Mobil Corp       com   30231g102        2,769   34,682 SH          sole                  34,682       0       0
Health Discovery Corp  com   42218r100            1   38,910 SH          sole                  38,910       0       0
Hershey Foods Corp     com   427866108        9,868  284,066 SH          sole                 284,066       0       0
Home Depot Inc         com   437076102        9,513  413,231 SH          sole                 413,231       0       0
Intel Corp             com   458140100       15,9361,087,040 SH          sole               1,087,040       0       0
Johnson & Johnson      com   478160104       10,993  183,731 SH          sole                 183,731       0       0
Legg Mason Inc         com   524901105       15,723  717,594 SH          sole                 717,594       0       0
Masco Corp             com   574599106        2,423  217,735 SH          sole                 217,735       0       0
McGraw-Hill Co.        com   580645109       17,027  734,256 SH          sole                 734,256       0       0
Microsoft Corp         com   594918104       11,332  582,926 SH          sole                 582,926       0       0
Moody's Corp           com   615369105        9,670  481,342 SH          sole                 481,342       0       0
Pepsico Inc            com   713448108          258    4,712 SH          sole                   4,712       0       0
Pfizer, Inc.           com   717081103       12,749  719,869 SH          sole                 719,869       0       0
Sara Lee Corp          com   803111103          127   13,000 SH          sole                  13,000       0       0
Sysco Corp.            com   871829107        3,348  145,938 SH          sole                 145,938       0       0
Time Warner Cable-A    com   88732j108       13,246  617,520 SH          sole                 617,520       0       0
Time Warner Inc        com   887317105        2,831  281,407 SH          sole                 281,407       0       0
Unitedhealth Group In  com   91324p102       19,905  748,300 SH          sole                 748,300       0       0
Wal-Mart Stores        com   931142103       17,769  316,953 SH          sole                 316,953       0       0
Wyeth                  com   983024100        9,608  256,138                                  256,138

                                            251,21011,647,776                               11,647,776
